Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments [Abstract]
Gross notional values of derivatives used in asset and liability management activities

The following table presents the gross notional values of derivatives used in Huntington's asset and liability management activities at December 31, 2013, identified by the underlying interest rate-sensitive instruments

		Fair Value	Cash Flow
(dollar amounts in thousands)		Hedges	Hedges	Total
Instruments associated with:
Loans	$	---	$8,548,000	$8,548,000
Deposits		96,300	---	96,300
Subordinated notes		598,000	---	598,000
Other long-term debt		1,285,000	---	1,285,000
Total notional value at December 31, 2013		$1,979,300	$8,548,000	$10,527,300

Additional information about the interest rate swaps used in asset and liability management activities

The following table presents additional information about the interest rate swaps and caps used in Huntington's asset and liability management activities at December 31, 2013:

		Average		Weighted-Average
	Notional	Maturity	Fair	Rate
(dollar amounts in thousands )	Value	(years)	Value	Receive	Pay
Asset conversion swaps
Receive fixed - generic	$8,548,000	2.8	$(31,446)	0.93%	0.40%
Total asset conversion swaps	8,548,000	2.8	(31,446)	-	0.40
Liability conversion swaps
Receive fixed - generic	1,979,300	3.7	56,123	2.14	0.27
Total liability conversion swaps	1,979,300	3.7	56,123	2.14	0.27
Total swap portfolio	$10,527,300	3.0	$24,677	1.16%	0.37%

Asset and liability derivatives included in accrued income and other assets
Asset derivatives included in accrued income and other assets
	December 31,
(dollar amounts in thousands)	2013		2012
Interest rate contracts designated as hedging instruments	$49,998		$169,222
Interest rate contracts not designated as hedging instruments	169,047		296,295
Foreign exchange contracts not designated as hedging instruments	28,499		5,605
Commodity contracts not designated as hedging instruments	4,278		---
Total contracts	$251,822		$471,122

Liability derivatives included in accrued expenses and other liabilities
	December 31,
(dollar amounts in thousands)	2013		2012
Interest rate contracts designated as hedging instruments	$25,321	$	---
Interest rate contracts not designated as hedging instruments	99,247		228,757
Foreign exchange contracts not designated as hedging instruments	18,909		4,655
Commodity contracts not designated as hedging instruments	3,838		---
Total contracts	$147,315		$233,412

Increase or (decrease) to interest expense for derivatives designated as fair value hedges

The following table presents the change in fair value for derivatives designated as fair value hedges as well as the offsetting change in fair value on the hedged item:

	Year ended December 31,
(dollar amounts in thousands)	2013	2012	2011
Interest rate contracts
Change in fair value of interest rate swaps hedging deposits (1)	$(4,006)	$(2,526)	$801
Change in fair value of hedged deposits (1)	4,003	2,601	(1,050)
Change in fair value of interest rate swaps hedging subordinated notes (2)	(44,699)	1,432	45,480
Change in fair value of hedged subordinated notes (2)	44,699	(1,432)	(45,480)
Change in fair value of interest rate swaps hedging other long-term debt (2)	(5,716)	114	2,493
Change in fair value of hedged other long-term debt (2)	6,843	(114)	(2,493)

(1) Effective portion of the hedging relationship is recognized in Interest expense - deposits in the Consolidated Statements of Income. Any resulting ineffective portion of the hedging relationship is recognized in noninterest income in the Consolidated Statements of Income.

(2) Effective portion of the hedging relationship is recognized in Interest expense - subordinated notes and other-long-term debt in the Consolidated Statements of Income. Any resulting ineffective portion of the hedging relationship is recognized in noninterest income in the Consolidated Statements of Income.

Gains and (losses) recognized in other comprehensive income (loss) (OCI) for derivatives designated as effective cash flow hedges

The following table presents the gains and (losses) recognized in OCI and the location in the Consolidated Statements of Income of gains and (losses) reclassified from OCI into earnings for derivatives designated as effective cash flow hedges:

Derivatives in cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivatives (effective portion)			Location of gain or (loss) reclassified from accumulated OCI into earnings (effective portion)	Amount of (gain) or loss reclassified from accumulated OCI into earnings (effective portion) (pre-tax)
(dollar amounts in thousands)	2013	2012	2011		2013	2012	2011
Interest rate contracts
Loans	$(56,056)	$(2,866)	$2,469	Interest and fee income - loans and leases	$(14,979)	$14,849	$3,080
Investment securities	---	(703)	703	Interest and fee income - investment securities	(209)	---	---
Subordinated notes	---	---	---	Interest expense - subordinated notes and other long-term debt	---	143	27
Total	$(56,056)	$(3,569)	$3,172		$(15,188)	$14,992	$3,107

Gains and (losses) recognized in noninterest income on the ineffective portion on interest rate contracts for derivatives designated as fair value and cash flow hedges

The following table presents the gains and (losses) recognized in noninterest income for the ineffective portion of interest rate contracts for derivatives designated as cash flow hedges for the years ending December 31, 2013, 2012, and 2011:

	December 31,
(dollar amounts in thousands)	2013	2012	2011

Derivatives in cash flow hedging relationships
Interest rate contracts
Loans	$878	$(179)	$98

Offsetting of financial assets and derivatives assets
Offsetting of Financial Assets and Derivative Assets
					Gross amounts not offset in the consolidated balance sheets
(dollar amounts in thousands)		Gross amounts of recognized assets	Gross amounts offset in the consolidated balance sheets	Net amounts of assets presented in the consolidated balance sheets	Financial instruments	cash collateral received	Net amount
Offsetting of Financial Assets and Derivative Assets

December 31, 2013	Derivatives	$300,903	$(111,458)	$189,445	$(35,205)	$(360)	$153,880

December 31, 2012	Derivatives	473,374	(101,620)	371,754	(62,409)	(755)	308,590

Offsetting of financial liabilities and derivative liabilities
Offsetting of Financial Liabilities and Derivative Liabilities
					Gross amounts not offset in the consolidated balance sheets
(dollar amounts in thousands)		Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheets	Net amounts of assets presented in the consolidated balance sheets	Financial instruments	cash collateral received	Net amount
Offsetting of Financial Liabilities and Derivative Liabilities

December 31, 2013	Derivatives	$196,397	$(76,539)	$119,858	$(86,204)	$290	$33,944

December 31, 2012	Derivatives	235,664	(85,667)	149,997	(97,233)	(455)	52,309

Derivative assets and liabilities used in mortgage banking activities
	At December 31,
(dollar amounts in thousands)	2013	2012

Derivative assets:
Interest rate lock agreements	$3,066	$13,180
Forward trades and options	3,997	763
Total derivative assets	7,063	13,943

Derivative liabilities:
Interest rate lock agreements	(231)	(33)
Forward trades and options	(40)	(2,158)
Total derivative liabilities	(271)	(2,191)
Net derivative asset (liability)	$6,792	$11,752